Schedule of Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Loss after income tax	$ (14,408,346)	$ (20,597,436)	$ (11,197,450)
Accrued interest on convertible notes	3,207,497	4,420,225	2,162,646
Share-based payments	4,521,598	2,365,384	1,546,983
Convertible notes issued in lieu of payment for services		624,426
Depreciation and amortisation expense	520,697	360,021	260,651
Fair value movement of derivatives	(3,400,685)	6,870,729	(2,751,564)
Decrease in trade and other receivables	372,390	506,737	130,933
(Increase)/Decrease in other assets	(189,621)	33,091	1,015,343
Increase/(decrease) in trade and other payables	100,719	(153,292)	993,662
Decrease in net deferred revenue	(174,290)	(121,453)	(339,222)
(Decrease)/increase in provision for refund	(70,000)	(25,000)	20,000
Increase in employee entitlement	133,845	160,700	102,833
Net cash used in operating activities	$ (9,386,196)	$ (5,555,868)	$ (8,055,185)